Accounts Receivable, net (Table)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	119,580	130,824
Allowance for doubtful accounts	—	(7,598)
Accounts receivable, net	119,580	123,226

Schedule of movement of the allowance for doubtful accounts

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions charged to bad debt expense	—	—	7,598
Balance at the end of the year	—	—	7,598